Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Product and service revenue	$ 697,980	$ 465,956	$ 2,050,838	$ 176,068
License revenue	0	21,429	511,607	85,714
Total revenue	697,980	487,385	2,562,445	261,782
Operating expenses
Cost of sales	191,924	37,325	957,076	88,109
Research and development	232,022	855,874	6,127,772	3,219,361
Research and development - related party	47,998	47,998	191,991	203,992
Sales, general and administrative	5,704,750	1,563,179	8,517,592	3,980,974
Sales, general and administrative - related party	50,772	88,625	307,704	311,004
Impairment of intangible assets			7,500,000	0
Amortization of intangible assets	437,014	57,447	664,707	90,662
Total operating expenses	6,664,480	2,650,448	24,266,842	7,894,102
Loss from operations	(5,966,500)	(2,163,063)	(21,704,397)	(7,632,320)
Other income (expense)
Interest (expense)	(415,381)	(113,253)	(5,491,486)	(114,994)
Derivative (expense) income	(70,609)	128	(12,572)	0
Unrealized gain (loss) on investment	728,100	0	(971,629)	0
Total other income (expense)	242,110	(113,125)	(6,475,687)	(114,994)
Net loss, before income tax			(28,180,084)	(7,747,314)
Deferred income tax benefit			0	23,910
Net loss	$ (5,724,390)	$ (2,276,188)	$ (28,180,084)	$ (7,723,404)
Weighted average number of Aytu common shares outstanding (in shares)	4,898,748	1,188,307	1,741,137	767,326
Basic and diluted Aytu net loss per common share (in dollars per share)	$ (1.17)	$ (1.92)	$ (16.18)	$ (10.07)